Commitments and Guarantees - Letters of credit (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)
Letters of credit [Abstract]
Letter of credit issuance	R$ 2,497,899	$ 480,000,000	R$ 3,120,915	$ 492,000,000
Security deposits and maintenance reserves
Letters of credit [Abstract]
Letter of credit issuance	2,453,336	480,000,000	3,112,152	492,000,000
Local guarantees [Member]
Letters of credit [Abstract]
Letter of credit issuance	R$ 44,563	$ 0	R$ 8,763	$ 0